Income taxes (Summary of valuation allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 74,361	$ 92,298
Decrease of allowance to income tax provision	5,032	(17,937)
Valuation allowance at end of period	$ 79,393	$ 74,361